File No. 33-43480
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            POST EFFECTIVE AMENDMENT NO. 3
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      PAINEWEBBER PATHFINDERS TRUST TREASURY AND GROWTH STOCK
      SERIES 13
  B.  Name of Depositor:
      PAINEWEBBER INCORPORATED
  C.  Complete address of Depositor's principal executive office:
      PAINEWEBBER INCORPORATED
      1285 Avenue of the Americas
      New York, New York 10019
  D.  Name and complete address of agents for service:
      PAINEWEBBER INCORPORATED
      Attention: Mr. Robert E. Holley
      1200 Harbor Blvd.
      Weehawken, New Jersey 07087
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on December 8, 1995) pursuant to paragraph
      (b) of Rule 485.
  E.  Title and amount of securities being registered:
      12,176,000 Units
  F. Proposed maximum offering price to the public of the securities being registered:
      $16,681,120.00**
  * Estimated solely for the purpose of calculating the registration fee, at $1.37 per unit.
  G. Amount of filing fee, computed at one-twenty-ninth of 1 percent of the proposed maximum aggregate offering price to the public:
      $100.00*
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.
  * The method of calculation is made pursuant to Rule 24e-2 under the Investment Company Act of 1940.The total amount of units redeemed or repurchased during the previous fiscal year ending 1994 is 11,965,319. There have been no previous filings of post-effective amendments during the current fiscal year 11,965,319 redeemed or repurchased units are being used to reduce the filing fee for this amendment.

                          PAINEWEBBER PATHFINDERS TRUST
                       TREASURY AND GROWTH STOCK SERIES 13
                              Cross Reference Sheet
       Pursuant to Rule 404(c) of Regulation C under the Securities Act of
                                      1933
        (Form N-8B-2 Items required by Instruction 1 as to Prospectus on
                                    Form S-6)
  Form N-8B-2                                                          Form S-6
  Item Number                                             Heading in Prospectus
  I.       Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  The Trust
  6.    Execution and                   )  The Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
  II.       General Description of the Trust and Securities of the Trust
  10.   General Information             )  The Trust;
        regarding
        Trust's Securities and          )  Rights of Unit
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  *     Not applicable, answer
        negative or not required.

  (c)   Rights of Holders as to         )  Rights of Unit
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption;
                                        )  Public Offering of Units-
                                        )  Secondary Market for Units
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Unit
        Securi-
        ties, under the Indenture       )  holders
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Administration of the
                                           Trust-Portfolio Supervision
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor and    )  Administration of the Trust
           Trustee
  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  11.   Type of Securities              )  The Trust
        Comprising Units
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering of
                                        )  Units; Expenses of the
                                        )  Trust
  *     Not applicable, answer
        negative or not required.
        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
           payable by holders           )  Rights of Unitholders
        (e)Certain profits receivable   )  Public Offering of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )  Market for Units
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  The Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  The Trust; Administration
        disposition of
        underlying securities           )  of the Trust; Termination
                                        )  of Trust
  17.   Withdrawal or                   )  Redemption
        redemption
                                        )  Public offering of Units
                                        )  -Secondary Market for
                                        )  -Exchange Option
                                        )  -Conversion Option
  18.   (a)Receipt and disposition of   )  Distributions of
           income                       )  Unitholders
        (b)Reinvestment of              )  *
           distributions
        (c)Reserves or special fund     )  Distributions to
                                        )  Unitholders; Expenses of
                                           Trust
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Distributions
        report
                                        )  Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        pro-
        visions of Trust                )
        agreement
  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Sponsor, Trustee
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *     Not applicable, answer
        negative or not required.
  III.        Organization
  Personnel and        Affiliated
  Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certain services            )
        rendered
        to Trust                        )
  IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )  Sponsor
  *     Not applicable, answer
        negative or not required.
  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions
        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Public Offering of Units
                                        )  -Secondary Market for Units
                                        )  -Valuation
        (b)Schedule as to redemption    )
           price                        )
  V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Public Offering of Units
        in
        underlying securities           )  Redemption
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *     Not applicable, answer
        negative or not required.
  VI.        Information
  concerning Insurance of
  Holders of Securities
  51.   (a)Name and address of          )  *
           Insurance Company            )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
  VII.       Policy of Registrant
  52.   (a)Method of selecting and      )  The Trust;
           eliminating securities       )  Administration of the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Portfolio Supervision
                                        )  Administration of Trust
           substitution and
           elimination of securities    )
        (d)Description of any funda-    )  Administration of
           mental policy of the Trust   )  Trust
                                        )  Portfolio Supervision
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *     Not applicable, answer
        negative or not required.

  VIII.       Financial and
  Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *     Not applicable, answer
        negative or not required.

                          PaineWebber Pathfinders Trust
                        Treasury and Growth Stock Series
                                    Thirteen
                            A "Unit Investment Trust"
  12,500,000 Units
       The Investment objective of this Trust is to preserve capital while providing for capital appreciation through an investment in
  "zero coupon" United States Treasury obligations (the "Treasury Obligations") and equity growth stocks having, in the Sponsor's opinion on the Date of Deposit, an above average potential for appreciation (the "Growth Stocks"). The value of the Units will fluctuate with the value of the portfolio of underlying securities.
       The   minimum   purchase   is   1,000  Units  except  that  the  minimum
  purchase in connection with an Individual Retirement Account (IRA) or other tax-deferred retirement plan is 250 units. Only whole Units may be purchased.
       THESE SECURITIES HAVE NOT BEEN APPROVED OR DIS-APPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COM-MISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OF-FENSE.
  THE INITIAL PUBLIC OFFERING OF UNITS IN THE TRUST HAS BEEN COMPLETED. THE UNITS OFFERED HEREBY ARE ISSUED AND OUTSTANDING UNITS WHICH HAVE BEEN ACQUIRED BY THE
  SPONSOR EITHER BY PURCHASE FROM THE TRUSTEE OF UNITS TENDERED FOR REDEMPTION OR IN THE SECONDARY MARKET.
       SPONSOR:
       PaineWebber
              Incorporated

                          Read and retain this prospectus for future reference. Prospectus Part A dated December 8, 1995

  Essential Information Regarding The Trust
       The   Trust.   The  objective  of  the  PaineWebber  Pathfinders  Trust,
  Treasury and Growth Stock Series 13 (the "Trust") is preservation of capital and capital appreciation through an investment in the principal or interest portions of stripped "zero-coupon" treasury bonds (the "Treasury Obligations"), and equity growth stocks (the "Growth Stocks" or "Stocks") having, in the Sponsor's opinion on the Date of Deposit, an above average potential for appreciation (collectively, the "Securities"). The Treasury Obligation which ma-
  tures on May 15, 2002 represents approximately 51.8% of the aggregate market value of the Trust portfolio and the Growth Stocks
  represent   approximately   48.2%  of  the  aggregate  market  value  of  the
  Trust portfolio. Because the maturity value of the Treasury Ob-ligations is backed by the full faith and credit of the United States the Sponsor believes that the Trust provides an attractive combina-tion of safety and appreciation for purchasers who hold Units until the Trust's termination. The Trust has been formulated so that the portion of the Trust invested in Treasury Obligations is designed to provide an approximate return of principal invested on the Man-
  datory Termination Date for purchasers on the Date of Deposit (see "Essential Information --Distributions"). For purchasers after the Date of Deposit, the Treasury Obligations will provide a degree of principal protection. Therefore, even if the Stocks are valueless upon termination of the Trust, if the Treasury Obligations are held until their maturity, purchasers on the Date of Deposit should receive, at the termination of the Trust, $1,000 per 1,000 Units purchased. This feature of the Trust provides Unitholders with principal protection although they would have foregone earning any interest on the amounts invested. The Stocks may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting corporate profitability, the financial con-
  dition  of  issuers  and  the  prices  of  equity  securities  in general and the Stocks in particular. In addition, the Treasury Obligations may fluctuate substantially in value. There is no assurance that the Trust's objective will be achieved at the Trust's intended maturity or if the Trust is terminated or Units redeemed prior to the Trust's intended maturity. The value of the Securities and, therefore, the value of Units may be expected to fluctuate.

       As  directed  by  the  Sponsor,  approximately  30  days  prior  to  the maturity  of  the  Treasury  Obligations,  the  Trustee  will  begin  to sell the Stocks held in the Trust. Stocks having the greatest amount of capital appreciation will be sold first. Monies held upon the sale of Stocks will be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee.
  During the life of the Trust, Securities will not be sold to take advantage of market fluctuations. The Trust will terminate within 15 days after the Treasury Obligations mature. (See "Termination of the Trust" and "Federal Income Taxes".)
       Public Offering Price. The Public Offering Price per Unit is computed by dividing the Trust Fund Evaluation by the number of

  Units outstanding and then adding a sales charge which is currently 3.25% of the Public Offering Price (3.36% of the net amount invested). The sales charge is reduced in later years and on a graduated scale for sales involving at least $100,000 or 100,000 Units and will be applied on whichever basis is more favorable to the purchaser (see "Public Offering of Units-Sales Charge and Volume Discount").
       Distributions. The Trustee will distribute any net income and principal received (excluding long term capital gains, if any, on the sale of Stocks) quarterly on the Distribution Dates. Long term capital gains, if any, will be distributed annually. Income with
  respect   to   the  original  issue  discount  on  the  Treasury  Obligations will not be distributed although Unitholders will be subject to income tax at ordinary income rates as if a distribution had occurred. (See "Federal Income Taxes"). Additionally upon termina-tion of the Trust, the Trustee will distribute to each Unitholder his pro rata share of the Trust's assets, less expenses. The sale of Stocks in the Trust in the period prior to termination and upon
  termination   may   result   in  a  lower  amount  than  might  otherwise  be
  realized   if   such   sale   were   not   required   at  such  time  due  to
  impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder. Unless a Unitholder purchases Units on the Date of Deposit and unless the
  Treasury Obligations in proportion to the Units outstanding remain in the Trust, total distributions, including distributions made upon
  termination   of  the  Trust,  may  be  less  than  the  amount  paid  for  a
  Unit.
       Market for Units. The Sponsor, though not obligated to do so, presently intends to maintain a secondary market for Units based upon the bid side evaluation of the Treasury Obligations. The public offering price in the secondary market will be based upon the value of the Securities next determined after receipt of a purchase order plus the applicable sales charge (see "Public Offering of Units-
  Public Offering Price" and "Valuation"). If a secondary market is not maintained, a Unitholder may dispose of his Units only through redemption. With respect to redemption requests in excess of $100,000, the Sponsor may determine in its sole discretion to direct the Trustee to redeem units "in kind" by distributing only Stocks to the redeeming Unitholder as directed by the Sponsor. (See "Re-demption")
  THE TRUST
       General.  The  Trust  is  one  of  a  series  of  similar  but  separate unit investment trusts created by the Sponsor pursuant to a Trust Indenture and Agreement* (the "Indenture") dated as of the Date of
  Deposit, between PaineWebber Incorporated, as Sponsor and Inves-tors Bank & Trust Company and The First National Bank of Chicago as Co-Trustees (the "Co-Trustees" or the "Trustee"). The objective of the Trust is preservation of capital and capital appreciation through an investment in Treasury Obligations and Growth Stocks.
       The   Treasury   Obligations   consist   of  U.S.  Treasury  obligations
  which have been stripped of their unmatured interest coupons or interest coupons stripped from the U.S. Treasury Obligations. The obligor with respect to the Treasury Obligations is the United States Government. U.S. Government backed obligations are considered the safest investment.
       The   effect   of   owning   deep  discount  bonds  which  do  not  make
  current  interest  payments  (such  as  the  Treasury  Obligations)  is  that a fixed yield is earned not only on the original investment but also, in effect, on all earned discount during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, Treasury Obligations are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest currently.
       The Growth Stocks. The Trust also consists of Growth Stocks. These are equity stocks which, in Sponsor's opinion on the Date of
  Deposit, have growth appreciation potential because PaineWebber believes the Stocks will be the beneficiaries of industrial innovation as well as global and technological trends over the life of the Trust.
       Stocks  will  not  be  sold  to  take  advantage of market fluctuations.
  The  Stocks  contained  in  the  Trust  are  representative  of  a  number of different industries and the Trust is not considered concentrated in the Stocks of any particular industry. Although certain Stocks in the Trust pay dividends, the Stocks were not selected on the basis of the  potential  for  dividend  income  but  rather  on  their  growth  poten-
  tial. Dividends, if any, received will be held by the Trustee in non-interest bearing accounts until distributed to Unitholders on the next semi-annual Distribution Date and to the extent that funds are held therein will benefit the Trustee.
       An   investment   in   Units  of  the  Trust  should  be  made  with  an
  understanding of the risks inherent in an investment in common stocks in general. The general risks are associated with the rights to receive payments from the issuer which are generally inferior to creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Holders of common stocks have a right to receive  dividends  only  when  and  if,  and  in  the  amounts,  declared by
  the   issuer's   board   of   directors   and   to   participate  in  amounts
  available for distribution by the issuer only after all other claims against the issuer have been paid or provided for. By contrast, holders  of  preferred  stocks  have  the  right  to  receive  dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Divi-
  dends on cumulative preferred stock must be paid before any dividends are paid on common stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.
       *Reference is hereby made to said Trust Indenture and
        Agreement and any statements contained herein are qualified in their entirety by the provisions of said Trust Indenture and
        Agreement.
       Common   stocks   do   not   represent  an  obligation  of  the  issuer.
  Therefore they do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Unlike debt securities which typically have a stated principal amount payable at maturity, common stocks do not have a fixed principal amount or a maturity. Additionally, the value of the
  Stocks, like the Treasury Obligations, in the Trust may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the Date of Deposit. The Stocks may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting corporate profit-ability, the financial condition of issuers and the prices of equity securities in general and the Stocks in particular. Certain of the
  Stocks are American Depositary Receipts (ADRs) which evidence American Depositary Shares which, in turn, represent common stock of foreign issuers deposited with a custodian in a depositary.
  Currency fluctuations will affect the U.S. dollar equivalent of the local currency price of the underlying domestic share and as a result, are likely to affect the value of ADRs and the value of any dividends actually received by the Trust. In addition, the rights of holders of ADRs may be different than those of holders of the underlying  shares,  and  the  market  for  ADRs  may  be  less  liquid  than that for the underlying shares. Therefore, investment in this Trust should be made with an understanding that the value of the ADRs may fluctuate with fluctuations in the values of the particular foreign currency relative to the U.S. dollar. There is no assurance that the Trusts objective will be achieved. Until distributed, dividends and principal received upon the sale of Stocks may be reinvested, until the next applicable distribution date, in current interest-bearing United States Treasury Obligations. (See Administration of the Trust-Reinvestment.) (The Treasury Obligations, the current interest-bear-ing United States Treasury Obligations if any, and the Stocks may be collectively referred to as Securities herein.) The value of the Securities and, therefore, the value of Units may be expected to fluctuate.
       Because   the   Trust   is   organized   as  a  unit  investment  trust,
  rather   than   as   a   management   investment  company,  the  Trustee  and
  the   Sponsor   do   not   have   authority  to  manage  the  Trust's  assets
  fully  in  an  attempt  to  take  advantage  of  various market conditions to improve the Trust's net asset value, but may dispose of Securities only under limited circumstances. (See "Administration of the Trust- -Portfolio Supervision".)
  FEDERAL INCOME TAXES
       In the opinion of Orrick, Herrington & Sutcliffe, counsel for the Sponsor, under existing law:
       1.  The  Trust  is  not  an  association  taxable  as  a corporation for
  Federal income tax purposes. Under the Internal Revenue Code of 1986, as amended (the "Code"), each Unitholder will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Unitholders.
       2. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, redemption, or payment at maturity), or when the Unitholder redeems or sells its Units. For purposes of determining gain or loss, the total tax cost of each Unit to a Unitholder is allocated among each of the Securities in accordance with the proportion of the Trust comprised by each
  Security,   to  determine  the  Unitholder's  per  Unit  tax  cost  for  each
  Security.
       3.  The  Trust  is  not  an  association  taxable  as  a corporation for
  New York State income tax purposes. Under New York State law, each Unitholder will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Unitholders.
       General.   Each  Unitholder  must  report  on  its  federal  income  tax return  a  pro  rata  share  of  the  entire income tax of the Trust, derived from dividends on Growth Stocks, original issue discount or interest on Treasury Obligations (the "Treasury Obligations") gains or losses upon sales of Securities by the Trust and a pro rata share of expenses of the Trust.
       Distributions with respect to Stock, to the extent they do not exceed current or accumulated earnings and profits of the distribut-ing corporation, will be treated as dividends to the Unitholders and will be subject to income tax at ordinary rates. Corporate Unithol-ders may be entitled to the dividends-received deduction discussed below.
       To   the   extent   distributions  with  respect  to  a  Stock  were  to
  exceed the issuing corporation's current and accumulated earnings and profits, they would not constitute dividends. Rather, they would be treated as a tax free return of capital and would reduce a Unitholder's tax cost for such Stock. After such tax cost has been reduced to zero, any additional distributions in excess of current and accumulated earnings and profits would be taxable as gain from sale of common stock. This reduction in basis would increase any gain, or reduce any loss, realized by the Unitholder on any subsequent sale or other disposition of Units.
       A   Unitholder   who   is   an   individual,  estate  or  trust  may  be
  disallowed certain itemized deductions described in Code section 67, including compensation paid to the Trutee and administrative expenses of the Trust, to the extent these itemized deductions, in the aggregate, do not exceed two percent of the Unitholder's adjusted gross income. Thus, a Unitholder's taxable income from an investment in Units is likely to exceed amounts distributed since taxable income would include any accretion of original discount and amounts that are not distributed to Unitholders but are used by the Trust to pay expenses.
       Original Issue Discount. The Trust will contain principal or interest portions of stripped "zero-coupon" United States Treasury Obligations which are treated as bonds that were originally issued at a discount ("original issue discount"). Original issue discount repre-sents interest for federal income tax purposes and can generally be defined as the difference between the price at which a bond was issued and its stated redemption price at maturity. For purposes of the preceding sentence, stripped obligations, such as the Treasury Obligations, which variously consists either of the right to receive payments of interest or the right to receive payments of principal, are treated by each successive purchaser as originally issued on their purchase dates at an issue price equal to their respective purchase prices thereof. The market value of the Trust assets
  comprising   the  Trust  will  be  provided  to  a  Unitholder  upon  request in order to enable the Unitholder to calculate the original issue discount attributable to each of the Treasury Obligations. Original issue discount on Treasury Obligations (which were issued or treated  as  issued  on  or  after  July  2,  1982)  is  deemed  earned  in a geometric progression over the life of such obligation, taking into account the semi-annual compounding of accrued interest, resulting in  an  increasing  amount  of  income  in  each  year.  Each  Unitholder  is required to include in income each year the amount of original issue discount which accrues on its pro rata portion of each Treasury Obligation with original issue discount. The amount of accrued original issue discount included in income with respect to a Unitholder's pro rata interest in Treasury Obligations is thereupon added to the tax cost for such obligations.
       Gain   or   Loss   on   Sale.   If   a  Unitholder  sells  or  otherwise
  disposes of a Unit, the Unitholder generally will recognize gain or loss in an amount equal to the difference between the amount realized on the disposition allocable to the Securities and the Unitholder's adjusted tax bases in the Securities. In general, such adjusted tax bases will equal the Unitholder's aggregate cost for the Unit increased by any accrued original issue discount. Such gain or loss  will  be  capital  gain  or  loss if the Unit and underlying Securities were held as capital assets, except that such gain will be treated as ordinary income to the extent of any accrued original issue discount not previously reported. Each Unitholder will also recognize taxable gain or loss when all or part of its pro rata portion of a Security is sold or otherwise disposed of for an amount greater or less than its per Unit tax cost therefor.
       Corporate Dividends Received Deduction. Corporate holders of Units may be eligible for the dividends-received deduction with respect to distributions treated as dividends, subject to the limita-tions provided in Sections 246 and 246A of the Code. The divi-dends-received deduction generally equals 70 percent of the amount of the dividend. As a result, the maximum effective tax rate on
  dividends   received   generally   will  be  reduced  from  34  percent,  the
  maximum rate on corporate ordinary income then scheduled to be in effect, to 10.2 percent. A portion of the dividends-received deduction may, however, be subject to the alternative minimum tax and be taxed at a 20 percent effective tax rate. Individuals, partner-ships, trusts, S corporations and other entities are not eligible for the dividends-received deduction.
       Withholding   For   Citizen  or  Resident  Investors.  In  the  case  of
  any   noncorporate   Unitholder   that  is  a  citizen  or  resident  of  the
  United   States   a  31  percent  "backup"  withholding  tax  will  apply  to certain distributions of the Trust unless the Unitholder properly completes and files under penalties or perjury, IRS Form W-9 (or its equivalent).
       State   Taxation   and   Future   Legislation.   The  foregoing  discus-
  sion relates only to the Federal income tax consequences with respect to distributions by the Trust. Unitholders may also be subject to state and local taxation. Future legislative, judicial or administrative changes could modify the conclusions expressed above and could affect the tax consequences to Unitholders. Ac-cordingly, Unitholders should consult its own tax advisors regarding questions of Federal, state and local tax consequences to it of ownership of Units.
       Investments in the Trust may be suited for purchase by funds and accounts of individual investors that are exempt from federal income taxes such as Individual Retirement Accounts, tax-qualified retirement plans including Keogh Plans, and other tax-deferred retirement plans. Unitholders desiring to purchase Units for tax-deferred plans and IRA's should consult their PaineWebber Invest-ment Executive for details on establishing such accounts. Units may also be purchased by persons who already have self-directed accounts established under tax-deferred retirement plans.
  PUBLIC OFFERING OF UNITS
       Public Offering Price. The public offering price in the secondary market will be the Trust Fund Evaluation per Unit next determined
  after   receipt   of  a  purchase  order,  determined  with  respect  to  the
  Treasury Obligations on the bid side of the market, plus the applicable sales charge. (See "Valuation.")
       Sales Charge. Sales charges for secondary market sales are set forth below. A discount in the sales charge is available to volume purchasers of Units due to economies of scales in sales effort and sales related expenses relating to volume purchases. The sales charge applicable to volume purchasers of Units is reduced on a graduated scale for sales to any person of at least $100,000 or 100,000 Units, applied on whichever basis is more favorable to the purchaser.
       Secondary Market                     Secondary Market on
      From September 30,                         and After
             1994
     Through September 29,                  September 30, 1995
             1995
       Percent of                            Percent of
         Public       Percent of               Public       Percent of
        Offering      Net Amount              Offering      Net Amount
         Price         Invested                Price         Invested
         3.25%          3.36%                  2.25%          2.30%
       The  volume  discount  sales  charge  shown  above  will  apply  to  all purchases of Units on any one day by the same person in the amounts stated herein, and for this purpose purchases of Units of this  Trust  will  be  aggregated  with  concurrent  purchases  of  any other trust which may be offered by the Sponsor. Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.
       Employee Discount. Due to the realization of economies of scale in sales effort and sales related expenses with respect to the purchase of Units by employees of the Sponsor and its affiliates, the Sponsor intends to permit employees of the Sponsor and its affiliates and certain of their relatives to purchase Units of the Trust at a reduced sales charge of $5.00 per 1,000 Units.
       Exchange Option. Unitholders may elect to exchange any or all of their Units of this series for units of one or more of any series of The PaineWebber Municipal Bond Fund (the "PaineWebber Series");
  The Municipal Bond Trust (the "National Series"); The Municipal Bond Trust, Multi-State Program (the "Multi-State Series"); The Municipal Bond Trust, California Series (the "California Series"); The Corporate Bond Trust (the "Corporate Series"); The PaineWeb-
  ber Pathfinder's Trust (the "Pathfinder's Trust"); The Municipal Bond Trust, Insured Series (the "Insured Series") the PaineWebber Federal Government Trust, (the "Federal Government Trust") or The PaineWebber Equity Trust, (the "Equity Trust"), (collectively referred to as the "Exchange Trusts"), at a Public Offering Price for the units of the Exchange Trusts to be acquired based on a reduced sales charge of $15 per unit or per 1,000 units in the case of a trust whose units cost approximately one dollar. The purpose of such reduced sales charge is to permit the Sponsor to pass on to the Certificateholder who wishes to exchange Units the cost savings resulting from such exchange Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expenses required for the Exchange Option. Each Exchange Trust has different investment objectives, therefore a Unitholder should read the prospectus for the applicable Exchange Trust carefully prior to exercising this option. Exchange Trusts having  as  their  objective  the  receipt  of  tax  exempt  interest  income would not be suitable for tax-deferred investment plans such as Individual Retirement Accounts. A Certificateholder who purchased Units of a series and paid a per Unit or per 1,000 Unit sales charge that was less than the per Unit or per 1,000 Unit sales charge of the series of the Exchange Trusts for which such Certificateholder
  desires   to  exchange  into,  will  be  allowed  to  exercise  the  Exchange
  Option at the Unit Offering Price plus the reduced sale charge, provided the Certificateholder has held the Units for at least five months. Any such Certificateholder who has not held the Units to be exchanged for the five-month period will be required to exchange them at the Unit Offering Price plus a sales charge based on the greater of the reduced sale charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Exchange Trust for which such Certificateholder desires to exchange into, determined as of the date of the exchange.
       The Sponsor will permit exchanges at the reduced sales charge provided there is either a primary market for Units or a secondary market maintained by the Sponsor in both the Units of this series and units of the applicable Exchange Trust and there are units of
  the   applicable  Exchange  Trust  available  for  sale.  While  the  Sponsor has  indicated  that  it  intends  to  maintain  a  market  for  the Units of the respective Trusts, there is no obligation on its part to maintain such a market. Therefore, there is no assurance that a market for
  Units   will  in  fact  exist  on  any  given  date  at  which  a  Unitholder wishes to sell his Units of this series and thus there is no assurance that the Exchange Option will be available to a Unithol-
  der. Exchanges will be effected in whole Units only, but Unitholders will be permitted to advance new money in order to complete an
  exchange   to   round   up   to   the   next  highest  number  of  Units.  An
  exchange of Units pursuant to the Exchange Option will normally constitute a "taxable event," i.e., a Unitholder will recognize a tax gain or loss which will be of a capital or ordinary income nature depending  upon  the  length  of  time  he  has  held  his  Units  and  other factors. Unitholders are urged to consult their own tax advisors as to the tax consequences to them of exchanging Units in particular cases.
       The Sponsor reserves the right to modify, suspend or terminate this Exchange Option at any time without further notice to Unithol-ders. In the event the Exchange Option is not available to a Unitholder at the time he wishes to exercise it, the Unitholder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unitholder.
       To exercise the Exchange Option, a Unitholder should notify the Sponsor of his desire to exercise the Exchange Option and to use the proceeds from the sale of his Units to the Sponsor of this series to purchase Units of one or more of the Exchange Trusts
  from   the  Sponsor.  If  Units  of  the  applicable  outstanding  series  of the  Exchange  Trust  are  at  that  time  available  for  sale,  and if such
  Units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series or group of series for which he desires his investment to be exchanged. The Unitholder will be provided with a current prospectus or prospectuses relating to each series in which he indicated interest.
       The   exchange   transaction   will  operate  in  a  manner  essentially
  identical   to   any  secondary  market  transaction,  i.e.,  Units  will  be repurchased at a price based on the market value of the Securities in the portfolio of the Trust next determined after receipt by the Sponsor of an exchange request and properly endorsed Certificate. Units of the Exchange Trust will be sold to the Unitholder at a price based upon the next determined market value of the Securites in the Exchange Trust plus the reduced sales charge. Exchange trans-actions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the selling Unitholder.
       For example, assume that a Certificateholder, who has three thousand units of a trust with a current price of $1.30 unit, desires to sell his units and seeks to exchange the proceeds for units of a series of an Exchange Trust with a current price of $890 per unit
  based   on   the   bid   prices   of   the  underlying  securities.  In  this
  example,   which   does   not   contemplate  any  rounding  up  to  the  next
  highest number of Units, the proceeds from the Unitholder's units would aggregate $3,900. Since only whole units of an Exchange
  Trust may be purchased under the Exchange Option, the Unitholder would be able to acquire four units in the Exchange Trust for a total cost of $3,620 ($3,560 for the units and $60 for the sales charge). If all 3,000 units were tendered, the remaining $280 would be returned to the Unitholder.
       Conversion Option. In addition to the Exchange Option de-scribed in this Prospectus, owners of units of any registered unit investment trust sponsored by another which was initially offered at a maximum applicable sales charge of at least 3.0% (a "Conversion Trust") may elect to apply the cash proceeds of the sale or redemption of those units directly to acquire available units of any Exchange Trust at a reduced sales charge of $15 per Unit (or per 100 Units in the case of Exchange Trusts having a Unit price of approximately $10, or per 1,000 Units in the case of Exchange Trusts having a Unit price of approximately $1), subject to the terms and conditions applicable to the Exchange Option (except that no secondary market is required for Conversion Trust units). To exercise  this  option,  the  owner  should  notify  his  retail  broker.  He
  will   be   given  a  prospectus  for  each  series  in  which  he  indicates interest and for which units are available. The dealer must sell or redeem the units of the Conversion Trust. Any dealer other than PaineWebber must certify that the purchase of units of the Ex-
  change Trust is being made pursuant to and is eligible for the Conversion Option. The dealer will be entitled to two thirds of the applicable reduced sales charge. The Sponsor reserves the right to modify, suspend or terminate the Conversion Option at any time without further notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per Unit (or per 100 Units or per 1,000 Units, as applicable) than the corresponding fee then being charged for the Exchange Option). For a description of the tax consequences of a conversion reference is made to the Exchange Option section of the prospectus.
       Distribution   of   Units.   The   minimum   purchase   in  the  initial
  public offering is 1,000 Units, except that the minimum purchase 250 Units for purchases made in connection with Individual Retire-ment Accounts or other tax-deferred retirement plans. Only whole Units may be purchased.
       The Sponsor is the sole underwriter of the Units. Sales may, however, be made to dealers who are members of the National
  Association   of   Securities   Dealers,   Inc.   ("NASD")  at  prices  which
  include   a   concession   of   one-half  of  the  highest  applicable  sales
  charge and the dealer concession will be retained by the Sponsor. In event that the dealer concession is 90% or more of the sales charge per Unit, dealers taking advantage of such concession may be deemed to be underwriters under the Securities Act of 1933.
       The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor intends to qualify the Units in all states of the United States and does not intend to sell Units to persons who are non-resident aliens.
       Secondary   Market  for  Units.  While  not  obligated  to  do  so,  the
  Sponsor   intends   to   maintain  a  secondary  market  for  the  Units  and
  continuously offer to purchase Units at the Trust Fund Evaluation per Unit next computed after receipt by the Sponsor of an order from a Unitholder. The Sponsor may cease to maintain such a market  at  any  time,  and  from  time  to  time,  without  notice.  In  the event that a secondary market for the Units is not maintained by the Sponsor, a Unitholder desiring to dispose of Units may tender such Units to the Trustee for redemption at the price calculated in the manner set forth under "Redemption". Redemption requests in excess of $100,000 may be redeemed "in kind" as described under "Redemption".
       The Trust Fund Evaluation per Unit at the time of sale or tender for redemption may be less than the price at which the Unit was purchased.
       Sponsor's Profits. In addition to the applicable sales charge the Sponsor realizes a profit (or sustains a loss) in the amount of any difference between the cost of the Securities to the Sponsor and the price at which it sells or redeems the Units, which is based on the value of the Securities, determined by the Trustee as described under "Valuation". In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys Units and the price at which it resells or redeems such Units.
       Cash, if any, received from Unitholders prior to the settlement date for the purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business subject to the limitations of Rule 15c3-3 under the Securities and Exchange Act of 1934 and may be of benefit to the Sponsor. In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at  which  it  buys  Units  and  the  price  at  which  it resells or redeems such units.
  REDEMPTION
       One   or   more   Units   represented  by  a  Certificate  may  be  ten-
  dered   to   the  Trustee  for  redemption  at  its  office  at  One  Lincoln
  Plaza,   89   South   Street,   Boston,   MA   02111   upon  payment  of  any
  transfer or similar tax which must be paid to effect the redemption. At the present time there are no such taxes. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be cancelled. The Certificate must be properly endorsed and accompanied by a letter requesting transfer. Unitholders must sign exactly as their names appear on the face of the Certificate with the signature guaranteed by an eligible guarantor institution, or in such other manner as may be acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator, or certificates of cor-porate authority. Unitholders should contact the Trustee to deter-mine whether additional documents are necessary.
       Units will be redeemed at the Redemption Value per Unit next determined after receipt of the redemption request in good order by the Trustee. The Redemption Value per Unit is determined by dividing the Trust Fund Evaluation, determined on the basis of the current  bid  prices  for  the  Treasury  Obligation  plus  the  market value
  for   the   Stocks   by   the   number  of  Units  outstanding.  (See  "Valu-
  ation.")
       A redemption request is deemed received on the business day (See "Valuation" for a definition of business day) when such request is received prior to 4:00 p.m. If it is received after 4:00, it is deemed received on the next business day. The Sponsor may purchase Units tendered to the Trustee for redemption. During the
  period   in   which   the   Sponsor   maintains   a   secondary   market  for
  Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second day following such presentation and Unitholders will receive the Redemption Value next determined after receipt by the Trustee of the redemption request. Proceeds of a redemption will be paid to the Unitholder on the seventh calendar day following the date of tender (or if the seventh calendar day is not a business day on the first business day prior thereto).
       With respect to cash redemptions, amounts representing in-come received shall be withdrawn from the Income Account, and, to the extent such balance is insufficient, from the Capital Account.
  The Trustee is empowered, to the extent necessary, to sell Securi-ties in such manner and as directed by the sponsor which direction shall be given as to maximize the objectives of the Trust. In the event that no such direction is given by the Sponsor, the Trustee is empowered to sell Securities as follows: Treasury Obligations will be sold so as to maintain the Trust Treasury Obligations in an amount which, upon maturity, will equal at least $1.00 per Unit outstanding after giving effect to such redemption and Stocks having the greatest amount of capital appreciation will be sold first. (see "Administration of the Trust"). However, with respect to redemption requests in excess of $100,000, the Sponsor may determine in its discretion to direct the Trustee to redeem Units "in kind" by distributing Securities to the redeeming Unitholder. When Stock is distributed, a proportionate amount of Stock will be distributed, rounded to avoid the distribution of fractional shares and using cash or checks where rounding is not possible. The Sponsor may direct the Trustee to redeem Units "in kind" even if it is then maintaining a secondary market in Units of the Trust. Securities will be valued for this purpose as set forth under "Valuation". A Unitholder receiving a a redemption "in kind" may incur brokerage
  or   other   transaction  costs  in  converting  the  Securities  distributed into cash.
       The  Trustee  may,  in  its  discretion,  and  will  when so directed by
  the   Sponsor,  suspend  the  right  of  redemption,  or  postpone  the  date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the
  New York Stock Exchange, Inc. is closed other than for weekend and holiday closings; or for any period during which the Securities and Exchange Commission determined that trading on the New York Stock Exchange, Inc. is restricted or for any period during which an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable; or for such other period as the Securities and Exchange Commission may by order permit for the protection of Unitholders. The Trustee is not liable to any person or in any way for any loss or damages which may result from any such suspension or postponement, or any failure to suspend or postpone when done in the Trustee's discretion.
  VALUATION
       The   Trustee   will  calculate  the  Trust's  value  (the  "Trust  Fund
  Evaluation") per Unit at the Valuation Time set forth under "Sum-mary of Essential Information" (1) on each June 30 and December
  31   (or  the  last  business  day  prior  thereto),  (2)  on  each  business
  day   as  long  as  the  Sponsor  is  maintaining  a  bid  in  the  secondary market,  (3)  on  the  business  day  on  which  any  Unit  is  tendered  for redemption and (4) on any other day desired by the Sponsor or the Trustee, by adding (a) the aggregate value of the Securities and other assets determined by the Trustee as set forth below and (b) cash on hand in the Trust, income accrued on the Treasury Obligations but not distributed or held for distribution and dividends receivable on Stocks trading ex-dividend (other than any cash held in any reserve account established under the Indenture) and deduct-ing therefrom the sum of (x) taxes or other governmental charges against the Trust not previously deducted and (y) accrued fees and expenses of the Trustee and the Sponsor (including legal and auditing expenses) and other Trust expenses. The per Unit Trust Fund Evaluation is calculated by dividing the result of such com-putation by the number of Units outstanding as of the date thereof.
  Business days do not include New Year's Day, Washington's birth-day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and other days that the New York Stock Exchange is closed.
       The value of Stocks shall be determined by the Trustee in good faith in the following manner: (1) if the Securities are listed on one or more national securities exchanges, such evaluation shall be based on the closing sale price on that day (unless the Trustee
  deems   such   price   inappropriate  as  a  basis  for  evaluation)  on  the
  exchange which is the principal market thereof (deemed to be the New York Stock Exchange if the Securities are listed thereon) (2) if there is no such appropriate closing sale price on such exchange, at the mean between the closing bid and asked prices on such exchange (unless the Trustee deems such price inappropriate as a basis for evaluation), (3) if the Securities are not so listed or, if so listed and the principal market therefor is other than on such exchange or there are no such appropriate closing bid and asked prices available, such evaluation shall be made by the Trustee in good faith based on the closing sale price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or (4) if there is no such appropriate closing price, then (a) on the basis of current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the Securities in good faith on the bid side of the market or (d) by any combination thereof.
       Treasury Obligations are valued on the basis of bid prices. The aggregate bid prices of the Treasury Obligations, is the price obtained from investment dealers or brokers (which may include the
  Sponsor) who customarily deal in Treasury Obligations; or, if there is no market for the Treasury Obligations, and bid prices are not available, on the basis of current bid prices for comparable securi-ties; or by appraisal; or by any combination of the above, adjusted to reflect income accrued.
  COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION
  VALUE
       While the Public Offering Price of Units during the initial offering period is determined on the basis of current offering prices of the Treasury Obligations, the Public Offering Price of Units in the
  secondary   market   and   the   Redemption   Value   is  determined  on  the
  basis of the current bid prices of the Treasury Obligations. The Stocks are valued on the same basis for the initial and secondary markets and for purposes of redemptions. The Public Offering Price per Unit (which figure includes the sales charge) exceeds the Redemption Value (see: "Essential Information"). The bid prices of the Treasury Obligations and Stocks are expected to vary. For this reason and others, including the fact that the Public Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units.
  EXPENSES OF THE TRUST
       The cost of the preparation and printing of the Certificates, the Indenture and this Prospectus, the initial fees of the Trustee and the Trustee's counsel, advertising expenses and expenses incurred in establishment of the Trust including legal and auditing fees, are paid by the Sponsor and not by the Trust. The Sponsor will receive no fee from the Trust for its services as Sponsor.
       The   Sponsor  will  receive  a  fee,  which  is  earned  for  portfolio
  supervisory   services,   and   which   is  based  upon  the  largest  number
  of   Units   outstanding  during  the  year.  The  Sponsor's  fee,  which  is
  not   to   exceed   $.00025   per  Unit,  may  exceed  the  actual  costs  of
  providing  portfolio  supervisory  services  for  the  Trust,  but at no time will the total amount it receives for portfolio supervisory services rendered to all series of the PaineWebber Pathfinders Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.
       For its services as Trustee and Evaluator, the Trustee will be paid in monthly installments, annually $.00145 per Unit. In addition, the regular and recurring expenses of the Trust include, but are not limited to certain mailing, printing and audit expenses. Expenses in excess of this estimate will be borne by the Trust. The Trustee could also benefit to the extent that it may hold funds in non-interest bearing accounts created by the Indenture.
       The   Sponsor's   fee   and  Trustee's  fee  may  be  increased  without
  approval of the Unitholders by an amount not exceeding a propor-tionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United States Depart-
  ment of Labor or if the Price Index is no longer published, a similar index as determined by the Trustee and Sponsor.
       In  addition  to  the  above,  the  following  charges  are  or  may  be
  incurred   by   each   Trust  and  paid  from  the  Income  Account,  or,  to
  the extent funds are not available in such Account, from the Capital Account (see "Administration of the Trust--Accounts"): (1) fees for the Trustee for extraordinary services; (2) expenses of the Trustee
  (including legal and auditing expenses) and of counsel; (3) various governmental charges; (4) expenses and costs of any action taken by the Trustee to protect the trusts and the rights and interests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without gross negligence, bad faith or wilful misconduct on its part; (6) brokerage commissions in connection with the sale of Securities; and (7) expenses incurred upon termination of the Trust. In addition, to the extent then permitted by the Securities and Exchange Commission, the Trust may incur expenses of maintaining registration or qualification of the Trust or the Units under Federal or state securities laws so long as Sponsor is maintaining a secondary market (including, but not limited to, legal, auditing and printing expenses).
       The   accounts   of   the   Trust   shall   be  audited  not  less  than
  annually   by   independent   public   accountants   selected  by  the  Spon-
  sor.  The  expenses  of  the  audit  shall  be  an  expense  of the Trust. So
  long   as  the  Sponsor  maintains  a  secondary  market,  the  Sponsor  will
  bear   any   audit   expense   which   exceeds  $.00050  per  Unit.  Unithol-
  ders covered by the audit during the year may receive a copy of the audited financials upon request.
       The fees and expenses set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust. To the extent that dividends paid with respect to the Stocks are not sufficient to meet the expenses of the Trust, the Trustee is au-thorized to sell Securities to meet the expenses of the Trust and if
  Securities have to be sold, Stock will be sold prior to Treasury Bonds and Stocks having the greatest amount of appreciation will be sold first.
  RIGHTS OF UNITHOLDERS
       Ownership   of   Units  is  evidenced  by  registered  Certificates  ex-
  ecuted by the Trustee and the Sponsor. Certificates are transferable by presentation and surrender to the Trustee at its corporate agency office properly endorsed and accompanied by a written instrument or instruments of transfer satisfactory to the Trustee together with payment of $2.00 if required by the Trustee (or such other amount as may be specified by the Trustee and approved by the Sponsor), and taxes or other governmental charges that may be imposed in connection with the transaction. For new Certificates issued to replace destroyed, mutilated, stolen or lost Certificates, the Unithol-der must furnish indemnity satisfactory to the Trustee and must pay such expenses as the Trustee may incur. Mutilated Certificates must be surrendered to the Trustee for replacement.
  DISTRIBUTIONS
       The Trustee will distribute any net income and principal re-ceived quarterly on the Distribution Dates to Unitholders of record on the preceding Record Date. Long-term capital gains on the sale of any Securities in the Trust, if any will be distributed annually on the January Distribution Date to Unitholders of record on the
  preceding   Record   Date.   Income   with  respect  to  the  original  issue
  discount on the Treasury Obligations will not be distributed although Unitholders will be subject to tax as if a distribution had occured. (See "Federal Income Taxes".)
       Within a reasonable period after the Trust is terminated, each Unitholder will, upon surrender of his Certificates for cancellation, receive  his  pro  rata  share  of  the  amounts  realized  upon  disposition of the Securities plus any other assets of the Trust, less expenses of the Trust. (See "Termination.")
  ADMINISTRATION OF THE TRUST
       Accounts. All dividends received and interest, if any, accrued on Securities, proceeds from the sale of Securities or other monies received by the Trustee on behalf of the Trust shall be held in trust in non-interest bearing accounts until required to be disbursed.
       The Trustee will credit on its books to an Income Account any dividends (except stock dividends) and interest, if any, accrued by the Trust. All other receipts (i.e. return of principal, stock dividends, if any, and gains) are credited on its books to a Capital Account. A record will be kept of qualifying dividends within the Income Account. The pro rata share of the Income Account and the pro rata share of the Capital Account represented by each Unit will be computed by the Trustee as set forth under "Valuation".
       The Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts necessary to pay expenses incurred by the Trust. (See "Expenses and Charges.") In addition, the Trustee may withdraw from the Income Account and the Capital Account such amounts as may be necessary to cover redemption of Units by the Trustee. (See "Redemption.")
       The Trustee may establish reserves (the "Reserve Account") within the Trust for state and local taxes, if any, and any other governmental charges payable out of the Trust.
       Reports and Records. With the distribution of income from the Trust, Unitholders will be furnished with a statement setting forth the amount being distributed from each account.
       Pursuant   to   the   Indenture,   the   Trustee  is  required  to  keep
  proper books of record and account of all transactions relating to the Trust at its office. Such records will include the name and
  address   of  every  Unitholder,  a  list  of  the  Certificate  numbers  and the number of Units of each Certificate issued to Unitholders. The Trustee is also required to keep a certified copy or duplicate original of the Indenture and a current list of Securities held in the Trust on file at its office which will be open to inspection by any Unitholder at reasonable times during usual business hours.
       Within a reasonable period of time after the end of each calendar year, the Trustee will furnish each person who was a Unitholder at any time during the calendar year an annual report
  containing   the   following  information,  expressed  in  reasonable  detail
  both   as   a  dollar  amount  and  as  a  dollar  amount  per  Unit:  (1)  a summary of transactions for such year in the Income and Capital Accounts and any Reserves; (2) any Securities sold during the year and the Securities held at the end of such year; (3) the Trust Fund Evaluation per Unit, based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amount distributed to Unitholders during such year.
       Portfolio Supervision. The portfolio of the Trust is not "man-aged" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security:
          (1) upon the failure of the issuer to declare or pay antici-pated dividends or interest;
          (2) upon the institution of materially adverse action or pro-ceeding at law or in equity seeking to restrain or enjoin the declaration or payment of dividends or interest on any such Securities or the existence of any other materially adverse legal question or impediment affecting such Securities or the declara-tion or payment of dividends or interest on the same;
          (3)   upon   the   breach  of  covenant  or  warranty  in  any  trust
       indenture or other document relating to the issuer which might materially and adversely affect either immediately or contin-gently the declaration or payment of dividends or interest on the such Securities;
          (4)  upon  the  default  in  the  payment  of  principal  or  par  or stated value of, premium, if any, or income on any other outstanding securities of the issuer or the guarantor of such securities which might materially and adversely, either imme-diately or contingently, affect the declaration or payment of dividends or interest on the Securities; or
          (5) upon the occurrence of any materially adverse credit factors, that in the opinion of the Sponsor, make the retention of such Securities detrimental to the interest of the Unitholders.
          (6) upon a public tender offer being made for a Security, or a merger or acquisition being announced affecting a Security that in the opinion of the Sponsor make the sale or tender of the Security in the best interests of the Unitholders;
          (7)   upon  a  decrease  in  the  Sponsors  internal  rating  of  the
       Security; or
          (8)   upon   the  happening  of  events  which,  in  the  opinion  of
       the Sponsor, negatively affect the economic fundamentals of the issuer of the Security or the industry of which it is a part.
       The   Trustee   may   dispose  of  Securities  where  necessary  to  pay
  Trust  expenses  or  to  satisfy  redemption  requests  as  directed  by  the
  Sponsor and in a manner necessary to maximize the objectives of the Trust, or if not so directed in its own discretion, provided however, that Treasury Obligations will be sold so as to maintain in the Trust Treasury Obligations in an amount which, upon maturity, will equal at least $1.00 per Unit outstanding after giving effect to such redemption and Stocks having the greatest appreciation shall be sold first.
  AMENDMENT OF THE INDENTURE
       The Indenture may be amended by the Trustee and the Spon-sor without the consent of any of the Unitholders to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent or to make such other provisions as will not adversely affect the interest of the Unitholders; provided, however, that after the deposit of the Securities the Indenture may not be amended to increase the number of Units issued thereunder or to permit the deposit or acquisition of securities either in addition to or in substitution for any of the Securities initially deposited in the Trust.
       The   Indenture   may   be   amended  in  any  respect  by  the  Sponsor
  and the Trustee with the consent of the holders of 51% of the Units then outstanding; provided that no such amendment shall (1) reduce the interest in the Trust respresented by a Unit or (2) reduce the percentage of Unitholders required to consent to any such amendment, without the consent of all Unitholders.
       The Trustee will promptly notify Unitholders of the substance of any amendment affecting Unitholders rights or their interest in the Trust.
  TERMINATION OF THE TRUST
       The Indenture provides that the Trust will terminate within 15 days after the maturity of the Treasury Obligations held in the Trust.
  If the value of the Trust as shown by any evaluation is less than twenty per cent (20%) of the market value of the Securities on the Date of Deposit, the Trustee may in its discretion, and will when so directed by the Sponsor, terminate such Trust. The Trust may also be terminated at any time by the written consent of 51% of the Unitholders or by the Trustee upon the resignation or removal of the  Sponsor  if  the  Trustee  determines  termination  to  be  in  the best interest of the Unitholders. In no event will the Trust continue beyond the Mandatory Termination Date.
       As  directed  by  the  Sponsor,  approximately  30  days  prior  to  the maturity  of  the  Treasury  Obligations,  the  Trustee  will  begin  to sell the Stocks held in the Trust. Stocks having the greatest amount of capital appreciation will be sold first. Upon termination of the Trust, the Trustee will sell any Stocks then remaining in the Trust and will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distribute to each Unitholder, upon surrender for cancellation of his
  Certificate   after   due  notice  of  such  termination,  such  Unitholder's
  pro rata share in the Income and Capital Accounts. Monies held upon the sale of Securities will be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. The sale of Stocks in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to the impending or actual termination of the Trust. For this reason, among others the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.
  SPONSOR
       The Sponsor, PaineWebber Incorporated, is a corporation or-ganized under the laws of the State of Delaware. The Sponsor is a member  firm  of  the  New  York  Stock  Exchange,  Inc.  as  well  as  other major securities and commodities exchanges and is a member of the National Association of Securities Dealers Inc. The Sponsor is engaged in a security and a commodity brokerage business as well as undewriting and distributing new issues. The Sponsor also acts as a dealer in unlisted securities and municipal bonds and in
  addition   to  participating  as  a  member  of  various  selling  groups  or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such com-panies in its capacity as a broker or dealer in securities.
       The Indenture provides that the Sponsor will not be liable to the Trustee, any of the Trusts or to the Unitholders for taking any action or for refraining from taking any action made in good faith or for errors in judgement, but will be liable only for its own wilful misfeasance, bad faith, gross negligence or wilful disregard of its duties. The Sponsor will not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.
       The Indenture is binding upon any successor to the business of the Sponsor. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on the business of the Sponsor and duly assumes all the obligations of the Sponsor under the Indenture. In such event the Sponsor shall be relieved of all further liability under the Indenture.
       If  the  Sponsor  fails  to  undertake  any  of  its  duties  under  the
  Indenture, becomes incapable of acting, becomes bankrupt, or has its affairs taken over by public authorities, the Trustee may either appoint a successor Sponsor or Sponsors to serve at rates of compensation determined as provided in the Indenture or terminate the Indenture and liquidate the Trust.
  CO-TRUSTEES
       The Co-Trustees are The First National Bank of Chicago, a national bank association with its corporate trust office at One First National Plaza, Suite 0126, Chicago, Illinois 60670-0126 (which is subject to supervision by the Comptroller of the Currency, the Federal Deposit Insurance Corporation and the Board of Governors
  of the Federal Reserve System) and Investors Bank & Trust Com-pany, a Massachusetts trust company with its office at One Lincoln Plaza, 89 South Street, Boston, Massachusetts 02111, telephone no.
  1-800-356-2754 (which is subject to supervision by the Massachu-setts Commissioner of banks, the federal Deposit Insurance Cor-
  poration   and   the   Board   of  Governers  of  the  Federal  Reserve  Sys-
  tem).
       The Indenture provides that the Co-Trustees will not be liable for any action taken in good faith in reliance on properly executed documents or the disposition of moneys, Securities or Certificates or in respect of any valuation which it is required to make, except by reason of its own gross negligence, bad faith or willful mis-conduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the
  Sponsor  to  act,  the  Trustee  may  act  and  will  not  be  liable for any action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The Trustee will be indemnified and held harmless against any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or admin-
  istration of the Trust, including the costs and expenses (including counsel fees) of defending itself against any claim of liability.
  INDEPENDENT AUDITORS
       The financial statements, including the schedule of investments, of the Trust in this prospectus have been audited by Ernst & Young LLP and have been included in reliance on their report given on their authority as experts in accounting and auditing.

  LEGAL OPINIONS
       The   legality  of  the  Units  offered  hereby  has  been  passed  upon
  by   Orrick,   Herrington  &  Sutcliffe,  666  Fifth  Avenue,  New  York,  as
  counsel for the Sponsor.

                                            ESSENTIAL INFORMATION REGARDING THE TRUST
                                                      As of August 31, 1995
   Sponsor:       PaineWebber Incorporated
   Co-Trustees:   Investors Bank & Trust Co.
                  The First National Bank of Chicago
        Date of Deposit: September 29, 1992
        Aggregate Market Value of Securities in Trust:                             $16,043,173
        Number of Units:                                                           12,500,000
        Minimum Purchase:
             250 units for Individual Retirement Accounts
             1,000 units for all else
        Fractional Undivided Interest in the Trust Represented by
          Each Unit:                                                               1/12,500,000th
        Calculation of Public Offering Price Per Unit
             Value of Net Assets in Trust                                          $16,058,447
             Divided by 12,500,000 Units                                           $1.2847
             Plus Sales Charge of 3.25% of Public Offering Price
               (3.36% of net amount invested)                                      $.0432
             Public Offering Price per Unit                                        $1.3279
   Redemption Value per unit                                                       $1.2847
   Excess of Public Offering Price per unit                                        $.0432
   Sponsor's Repurchase Price per unit                                             $1.2847
   Excess of Public Offering Price over Sponsor's Repurchase per unit              $.0432
   Evaluation Time:                                                                4 P.M. New York Time.
   Distribution Dates*:                                                            Quarterly  on  January  20,  April  20,
                                                                                     July 20, and October 20
   Record Dates:                                                                   March   31,   June   30,  September  30
                                                                                     and December 31
   Mandatory Termination Date:                                                     June  1,  2002  (15  days  after matur-
                                                                                     ity of the Treasury Obligations).
   Discretionary Liquidation Amount:                                               20%  of  the  value  of  the Securities
                                                                                     on the Date of Deposit.
   Estimated Expenses of the Trust**:                                              $.0028 per Unit
        See "Distributions".
       *See "Expenses of Trust". Estimated dividends from the Growth Stock, based upon last dividends actually paid, are expected by the Sponsor to be sufficient to pay Estimated Expenses of the Trust.

                                                  REPORT OF INDEPENDENT AUDITORS
   THE UNITHOLDERS, SPONSOR AND CO-TRUSTEES
   THE PAINEWEBBER PATHFINDERS TRUST, TREASURY AND GROWTH STOCK SERIES THIRTEEN:
       We  have  audited  the  accompanying  statement  of  financial  condition,  including  the  schedule of investments, of
   The   PaineWebber   Pathfinders  Trust,  Treasury  and  Growth  Stock  Series  Thirteen  as  of  August  31,  1995  and  the
   related  statements  of  operations  and  changes  in  net  assets  for  the  years  ended  August  31,  1995 and August 31,
   1994  and  for  the  period  from  September  29,  1992  (date  of  deposit)  to August 31, 1993. These financial statements are  the  responsibility  of  the  Co-Trustees.  Our  responsibility  is to express an opinion on these financial statements based on our audits.
       We  conducted  our  audits  in  accordance  with  generally  accepted  auditing standards. Those standards require that we  plan  and  perform  the  audit  to  obtain  reasonable  assurance  about  whether  the  financial statements are free of
   material   misstatement.   An   audit   includes   examining,   on  a  test  basis,  evidence  supporting  the  amounts  and disclosures  in  the  financial  statements.  Our  procedures  included  confirmation  of  the securities owned as of August
   31,  1995,  as  shown  in  the  statement  of  financial  condition  and schedule of investments, by correspondence with the
   Co-Trustees.  An  audit  also  includes  assessing  the  accounting  principles  used  and significant estimates made by the
   Co-Trustees,  as  well  as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
       In  our  opinion,  the  financial  statements referred to above present fairly, in all material respects, the financial position  of  The  PaineWebber  Pathfinders  Trust,  Treasury  and  Growth  Stock  Series  Thirteen  at  August 31, 1995 and
   the  results  of  its  operations  and  changes  in  its  net assets for the years ended August 31, 1995 and August 31, 1994 and  for  the  period  from  September  29,  1992  to  August  31,  1993,  in  conformity with generally accepted accounting principles.
                                                                                        ERNST & YOUNG LLP
   New York, New York
   November 30, 1995

                                                THE PAINEWEBBER PATHFINDERS TRUST
                                            TREASURY AND GROWTH STOCK SERIES THIRTEEN
                                                 STATEMENT OF FINANCIAL CONDITION
                                                         AUGUST 31, 1995
                                                              ASSETS
   Treasury Obligation - at market value (Cost $7,842,623) (note A and note 1 to
   schedule of investments)                                                                       $     8,317,488
   Common Stock - at market value (Cost $5,588,685)
     (note 1 to schedule of investments)                                                                7,725,685
   Accrued dividends receivable                                                                             9,093
   Cash                                                                                                    16,435
          Total Assets                                                                            $    16,068,701
                                                    LIABILITIES AND NET ASSETS
   Accrued expenses payable                                                                               $10,254
          Total Liabilities                                                                                10,254
   Net Assets (12,500,000 units of fractional undivided interest outstanding):
       Cost to investors (note B)                                                                      14,101,111
       Less gross underwriting commissions (note C)                                                     (669,803)
                                                                                                       13,431,308
       Net unrealized market appreciation (note D)                                                      2,611,865
                                                                                                       16,043,173
       Undistributed investment income-net                                                                 12,457
       Undistributed proceeds from sales of securities                                                      2,817
   Net assets                                                                                          16,058,447
          Total liabilities and net assets                                                            $16,068,701
   Net Asset Value per unit                                                                                 $1.28
                                         See accompanying notes to financial statements.

                                                THE PAINEWEBBER PATHFINDERS TRUST
                                            TREASURY AND GROWTH STOCK SERIES THIRTEEN
                                                     STATEMENT OF OPERATIONS
                                                                                                                 September
                                                                                                                  29, 1992
                                                                                                                  (date of
                                                                              Year Ended       Year Ended       deposit) to
                                                                              August 31,       August 31,        August 31,
                                                                                 1995             1994              1993
   Operations:
   Investment income:
   Accretion on Treasury Obligation                                                $590,985         $694,770          $633,963
   Dividend Income                                                                  144,995          163,646           148,653
      Total Investment Income                                                       735,980          858,416           782,616
   Less expenses:
   Trustee's fees, expenses and evaluator's expense                                  38,025           45,052            45,580
     Total expenses                                                                  38,025           45,052            45,580
   Investment income-net                                                            697,955          813,364           737,036
   Realized and unrealized gain (loss) on investments-net:
   Net realized gain on securities transactions                                     289,744          421,623           122,924
   Net change in unrealized market appreciation (depreciation)                    1,876,577      (1,323,173)         2,058,462
   Net gain (loss) on investments                                                 2,166,321        (901,550)         2,181,386
   Net increase (decrease) in net assets resulting from
     operations                                                                  $2,864,276        ($88,186)        $2,918,422
                                         See accompanying notes to financial statements.

                                                THE PAINEWEBBER PATHFINDERS TRUST
                                            TREASURY AND GROWTH STOCK SERIES THIRTEEN
                                                STATEMENT OF CHANGES IN NET ASSETS
                                                                                                                 September
                                                                                                                  29, 1992
                                                                                                                  (date of
                                                                              Year Ended       Year Ended       deposit) to
                                                                              August 31,       August 31,        August 31,
                                                                                 1995             1994              1993
   Operations:
   Investment income-net                                                           $697,955         $813,364          $737,036
   Net realized gain on securities transactions                                     289,744          421,623           122,924
   Net change in unrealized market appreciation (depreciation)                    1,876,577      (1,323,173)         2,058,462
   Net increase (decrease) in net assets resulting from
     operations                                                                   2,864,276         (88,186)         2,918,422
   Less: Distributions to Unitholders (Note E)
   Investment income-net                                                            108,300          114,230            90,720
      Total Distributions                                                           108,300          114,230            90,720
   Less: Units Redeemed by Unitholders (Note F)
   Value of units at date of redemption                                           3,483,511        5,442,646         2,251,974
   Undistributed accretion at date of redemption                                    176,649          227,094            38,336
   Undistributed income at date of redemption                                         3,420            2,940             1,460
      Total Redemptions                                                           3,663,580        5,672,680         2,291,770
   Increase (decrease) in net assets                                              (907,604)      (5,875,096)           535,932
   Net Assets:
   Beginning of Period                                                           16,966,051       22,841,147         5,715,000
   Supplemental Deposits                                                                ---              ---        16,590,215
   End of Period                                                                $16,058,447      $16,966,051       $22,841,147
                                         See accompanying notes to financial statements.
                                                THE PAINEWEBBER PATHFINDERS TRUST
                                            TREASURY AND GROWTH STOCK SERIES THIRTEEN
                                                  NOTES TO FINANCIAL STATEMENTS
                                                         August 31, 1995
       (A)  The  financial  statements  of  the  Trust  are prepared on the accrual basis of accounting. Security transactions are  accounted  for  on  the  date  the  securities  are  purchased  or  sold.  The  original issue discount on the Treasury
   Obligation  is  accreted  on  a  level  yield  basis. The amount of discount included in the cost of the Treasury Obligation held as of August 31, 1995 is $1,477,639.
       (B)  Cost  to  investors  represents  the initial public offering price as of the date of deposit computed on the basis set forth under "Public Offering Price of Units", adjusted for securities sold since the date of deposit.
       (C)  Sales  charge  of  the  Public  Offering  Price  per  Unit  was  4.75%  (4.99%  of  the  net amount invested). See
   "Public Offering of Units - Sales Charge and Volume Discount," for information relating to the secondary market.
       (D)  At  August  31,  1995,  the  gross  unrealized  market  appreciation  was  $2,721,716  and  the  gross  unrealized market depreciation was $109,851. The net unrealized market appreciation was $2,611,865.
       (E)  Regular  distributions  of  net  investment  income,  excluding  accretion  income and principal receipts not used for  redemption  of  units  are  made  quarterly.  Special  distributions  may  be  made  when  the  Sponsor and Co-Trustees deem  necessary.  Income  with  respect  to  the  accretion  of  original  issue  discount  is  not distributed although the unitholder  is  subject  to  tax,  where  applicable,  as  if  the distribution had occurred. Accretion income earned by the
   Trust increases a unitholder's cost basis in the underlying security.
       (F) The following units were redeemed with proceeds of securities sold as follows:
                                                                                                                 September
                                                                                                                  29, 1992
                                                                                                                  (date of
                                                                              Year Ended       Year Ended       deposit) to
                                                                              August 31,       August 31,        August 31,
                                                                                 1995             1994              1993
   Number of units redeemed                                                       3,200,000        5,200,000         2,200,000
   Redemption amount                                                             $3,663,580       $5,672,680        $2,291,770
       The following units were sold through supplemental deposits:
   Number of units sold                                                                 ---              ---        17,100,000
   Value of amount, net of sales charge                                                 ---              ---       $16,590,215

                                                THE PAINEWEBBER PATHFINDERS TRUST
                                            TREASURY AND GROWTH STOCK SERIES THIRTEEN
                                                     SCHEDULE OF INVESTMENTS
                                                      As of August 31, 1995
   TREASURY OBLIGATIONS (51.85%)
      Name of Security                       Coupon       Maturity Value      Maturity Date            Market Value(1)
   U.S. Treasury Interest
   Payments (2) (51.85%)                       0%          $12,500,000          5/15/2002                $8,317,488
   COMMON STOCKS (48.15%)
      Name of Issuer                                     Number of Shares
    Automobile Parts(3.86%)
      Allen Group, Inc.                                      18,998                                        $619,810
    Beverages (5.37%)
      Anheuser-Busch Companies, Inc.                          4,128                                         235,812
      The Coca-Cola Company                                   5,503                                         353,567
      PepsiCo, Inc.                                           6,000                                         271,500
    Chemicals: (5.12%)
      Dow Chemical Company                                    4,003                                         296,222
      Great Lakes Chemical Corp.                              3,253                                         215,105
      PPG Industries, Inc.                                    7,248                                         309,852
    Construction Materials: (1.71%)
      Owens-Corning Fiberglas Corp.*                          6,996                                         274,593
    Electrical Equipment (2.11%)
      General Electric Company                                5,751                                         338,590
    Entertainment: (2.14%)
      Walt Disney Company                                     6,128                                         343,934
    Hospital Supply: (4.72%)
      Abbott Laboratories                                     7,989                                         309,574
      Medtronic Inc.                                          4,749                                         448,187
    Household Products: (2.00%)
      Procter & Gamble Company                                4,624                                         320,790
    Machinery: (2.35%)
      Allied Signal, Inc.                                     8,499                                         377,143
    Oil Service: (1.35%)
      Schlumberger, Ltd.                                      3,363                                         216,914
    Pharmaceuticals: (5.07%)
      Bristol-Myers Squibb Co.                                3,504                                         240,462
      Merck & Company, Inc.                                   5,253                                         261,993
      R.P. Scherer Corp.*                                     7,245                                         311,535
    Retailing: (3.77%)
      Staples, Inc.*                                         23,598                                         604,699
    Telecommunications: (2.88%)
      AT&T Corporation                                        5,128                                         289,732
      Telefonos de Mexico S.A.~                               5,250                                         171,937
                                                                                                        (CONTINUED)

                                                THE PAINEWEBBER PATHFINDERS TRUST
                                            TREASURY AND GROWTH STOCK SERIES THIRTEEN
                                                     SCHEDULE OF INVESTMENTS
                                                      As of August 31, 1995
   COMMON STOCKS (48.15%)
      Name of Issuer                                     Number of Shares                             Market Value (1)
    Tire and Rubber: (2.00%)
      Goodyear Tire & Rubber Co.                              8,003                                        $320,120
    Tobacco (1.22%)
      Philip Morris Companies, Inc.                           2,616                                         195,219
    Transportation: (2.48%)
      Burlington Northern, Inc.                               5,753                                         398,395
               TOTAL COMMON STOCKS                                                                       $7,725,685
               TOTAL INVESTMENTS                                                                        $16,043,173
       (1) Valuation of Securities by the Co-Trustees was made as described in "Valuation".
       (2)This  security  does  not  pay  current  interest.  On  the maturity date thereof, the entire maturity value becomes due  and  payable.  Generally,  a  fixed  yield  is  earned  on  such  security  which  takes  into  account the semi-annual compounding of accrued interest. (See "The Trust" and "Federal Income Taxes" herein).
       *Non-Income producing.
       ~ American Depositary Receipts.

                       CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.2     Opinion of Counsel as to legality of securities
                      being registered.
          EX-27       Financial Data Schedule
          EX-99.C1    Consent of Independent Auditors
                           FINANCIAL STATEMENTS
          1.      Statement of Condition of the Trust as shown in
                  the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  PaineWebber Incorporated - Financial Statements incorporated by reference to Form 10-k and Form 10-Q (File No. 1-7367) respectively.

  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, PaineWebber Pathfinders Trust
  Treasury and Growth Stock Series 13 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, and the
  State of New York on the 8th day of December, 1995.
                  PAINEWEBBER PATHFINDERS TRUST
                  TREASURY AND GROWTH STOCK SERIES 13
                                  (Registrant)
                              By: PaineWebber Incorporated
                                  (Depositor)
                              /s/ ROBERT E. HOLLEY
                                  Robert E. Holley
                                  Senior Vice President
  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of PaineWebber Incorporated, the Depositor, by the following persons in the following capacities and in the City of New York, and State of New
  York, on this 8th day of December, 1995.
  PAINEWEBBER INCORPORATED
       Name                        Office
  Donald B. Marron            Chairman, Chief Executive Officer,
                              Director & Member of the Executive
                              Committee *
  Regina A. Dolan             Senior Vice President, Chief Financial Officer
                              and Director *
  Joseph J. Grano, Jr.        President, Retail Sale & Marketing,
                              Director and Member of the Executive
                              Committee *
                              By:/s/ ROBERT E. HOLLEY
                                    Attorney-in-fact*
  * Executed copies of the powers of attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement for File No. 33-19786.